SGI U.S. LARGE CAP CORE ETF
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 98.2%
Aerospace/Defense — 0.6%
General Dynamics Corp.	506	$103,315
Lockheed Martin Corp.	476	211,349
		314,664
Agriculture, Construction, and Mining Machinery Manufacturing — 0.2%
AGCO Corp.	1,147	126,491
Airlines — 0.4%
Copa Holdings SA, Class A, (Panama)	1,157	121,554
Delta Air Lines, Inc.*	3,029	110,043
		231,597
Apparel — 0.3%
Skechers USA, Inc., Class A*	2,777	142,654
Auto Manufacturers — 0.6%
Ford Motor Co.	13,219	158,628
General Motors Co.	5,620	182,144
		340,772
Auto Parts & Equipment — 0.2%
LEAR Corp.	817	100,213
Banks — 2.5%
Bank of America Corp.	14,754	410,014
Bank of New York Mellon Corp, (The)	2,655	106,731
Citigroup, Inc.	3,313	146,832
JPMorgan Chase & Co.	4,546	616,938
US Bancorp	3,620	108,238
		1,388,753
Beverages — 3.1%
Coca-Cola Co., (The)	19,838	1,183,535
Monster Beverage Corp.*	1,901	111,437
PepsiCo, Inc.	2,332	425,240
		1,720,212
Biotechnology — 0.7%
Corteva, Inc.	4,296	229,793
Exelixis, Inc.*	5,121	98,733
Incyte Corp.*	1,274	78,415
		406,941
Building Materials — 0.5%
Carrier Global Corp.	2,644	108,140
Vulcan Materials Co.	729	142,520
		250,660
Chemicals — 0.3%
FMC Corp.	817	85,033
PPG Industries, Inc.	817	107,264
		192,297
Commercial Services — 0.6%
PayPal Holdings, Inc.*	5,703	353,529
Computers — 1.4%
Accenture PLC, Class A, (Ireland)	400	122,368
Crowdstrike Holdings, Inc., Class A*	2,846	455,730
Fortinet, Inc.*	1,784	121,901
Leidos Holdings, Inc.	1,193	93,126
		793,125
Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.	2,648	196,958
Procter & Gamble Co., (The)	2,937	418,523
		615,481
Data Processing, Hosting, and Related Services — 0.3%
Airbnb, Inc., Class A*	1,634	179,364
Distribution/Wholesale — 0.2%
WESCO International, Inc.	817	112,239
Diversified Financial Services — 2.7%
American Express Co.	817	129,544
Cboe Global Markets, Inc.	817	108,187
LPL Financial Holdings, Inc.	431	83,950
Mastercard, Inc., Class A	3,167	1,156,018
		1,477,699
Electric — 0.8%
American Electric Power Co., Inc.	4,022	334,309
Eversource Energy	2,020	139,845
		474,154
Electronics — 0.2%
Allegion PLC, (Ireland)	1,006	105,368
Engineering & Construction — 0.4%
Jacobs Solutions, Inc.	931	102,037
TopBuild Corp.*	720	145,195
		247,232
Environmental Control — 0.2%
Republic Services, Inc.	765	108,347
Food — 2.2%
Hershey Co., (The)	403	104,659
Ingredion, Inc.	870	91,002
Lamb Weston Holdings, Inc.	962	106,975
Sysco Corp.	11,437	800,018
US Foods Holding Corp.*	2,687	106,889
		1,209,543
Gas — 0.2%
National Fuel Gas Co.	1,809	92,096
Health Care Providers & Services — 1.7%
Anthem, Inc.	2,193	982,069
Healthcare-Products — 2.7%
Edwards Lifesciences Corp.*	1,224	103,098
IDEXX Laboratories, Inc.*	2,853	1,325,989
ResMed, Inc.	431	90,850
		1,519,937
Healthcare-Services — 4.6%
Centene Corp.*	6,341	395,742
Humana, Inc.	476	238,890
Molina Healthcare, Inc.*	431	118,051
UnitedHealth Group, Inc.	3,730	1,817,405
		2,570,088
Home Builders — 0.2%
DR Horton, Inc.	975	104,169
Industrial Machinery Manufacturing — 0.2%
Applied Materials, Inc.	948	126,368
Insurance — 11.5%
American Financial Group, Inc.	817	91,725
American International Group, Inc.	23,377	1,235,007
Arch Capital Group Ltd., (Bermuda)*	1,430	99,671
Arthur J Gallagher & Co.	862	172,684
Axis Capital Holdings Ltd., (Bermuda)	1,855	96,275
Berkshire Hathaway, Inc., Class B*	5,528	1,774,930
Chubb Ltd., (Switzerland)	1,218	226,304
CNA Financial Corp.	2,633	97,052
Everest Re Group, Ltd., (Bermuda)	431	146,549
MetLife, Inc.	7,905	391,693
Progressive Corp., (The)	6,129	783,960
Prudential Financial, Inc.	16,655	1,310,582
		6,426,432
Insurance Carriers — 0.5%
Globe Life, Inc.	997	102,870
W R Berkley Corp.	2,774	154,456
		257,326
Internet — 13.9%
Alphabet, Inc., Class A*	26,661	3,275,837
Amazon.com, Inc.*	23,309	2,810,599
Booking Holdings, Inc.*	370	928,245
Expedia Group, Inc.*	2,364	226,259
Netflix, Inc.*	694	274,290
Okta, Inc.*	1,272	115,625
Spotify Technology SA, (Luxembourg)*	817	121,651
		7,752,506
Leisure Time — 0.4%
Brunswick Corp.	1,589	119,970
Planet Fitness, Inc., Class A*	1,456	93,097
		213,067
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	1,248	169,878
Marriott International Inc., Class A	586	98,325
		268,203
Machinery-Construction & Mining — 1.4%
Caterpillar, Inc.	1,129	232,292
Oshkosh Corp.	7,075	522,347
		754,639
Management of Companies and Enterprises — 0.1%
Abbott Laboratories	817	83,334
Media — 0.5%
Comcast Corp., Class A	6,599	259,671
Mining — 0.2%
Newmont Corp.	2,921	118,447
Oil & Gas — 0.4%
Chevron Corp.	716	107,844
ConocoPhillips	1,137	112,904
		220,748
Pharmaceuticals — 4.3%
AbbVie, Inc.	752	103,746
Bristol-Myers Squibb Co.	12,082	778,564
CVS Health Corp.	1,584	107,760
Dexcom, Inc.*	817	95,801
Eli Lilly & Co.	279	119,819
Merck & Co., Inc.	8,692	959,684
Pfizer, Inc.	6,617	251,578
		2,416,952
Private Equity — 0.2%
Ares Management Corp., Class A	1,194	103,985
Real Estate — 0.5%
CBRE Group, Inc., Class A*	3,929	294,361
REITS — 5.7%
American Tower Corp.	542	99,966
Equinix, Inc.	331	246,777
Kilroy Realty Corp.	3,304	89,670
Kimco Realty Corp.	51,392	944,585
Public Storage	4,839	1,370,889
Rexford Industrial Realty, Inc.	1,998	108,771
SBA Communications Corp.	573	127,080
Simon Property Group, Inc.	1,634	171,815
		3,159,553
Retail — 7.8%
AutoZone, Inc.*	47	112,182
Bath & Body Works, Inc.	11,563	407,480
Chipotle Mexican Grill, Inc.*	46	95,518
Costco Wholesale Corp.	231	118,170
Home Depot, Inc., (The)	1,769	501,423
Lowe’s Cos, Inc.	1,724	346,748
McDonald’s Corp.	3,909	1,114,495
O’Reilly Automotive, Inc.*	133	120,140
Ross Stores, Inc.	2,382	246,823
Starbucks Corp.	1,020	99,593
Wal-Mart Stores, Inc.	5,423	796,476
Yum! Brands, Inc.	2,882	370,885
		4,329,933
Semiconductor and Other Electronic Component Manufacturing — 0.2%
Analog Devices, Inc.	573	101,816
Semiconductors — 6.2%
Lam Research Corp.	399	246,063
NVIDIA Corp.	7,399	2,799,338
QUALCOMM, Inc.	817	92,656
Texas Instruments, Inc.	1,683	292,640
		3,430,697
Software — 10.3%
Cadence Design Systems, Inc.*	514	118,688
Elastic NV, (Netherlands)*	1,733	126,197
Five9, Inc.*	1,508	99,694
HubSpot, Inc.*	284	147,109
Intuit, Inc.	2,088	875,123
Microsoft Corp.	7,334	2,408,412
MSCI, Inc.	260	122,338
Paychex, Inc.	992	104,091
Paycom Software, Inc.	5,148	1,442,109
Salesforce.com, Inc.*	431	96,277
Workday, Inc., Class A*	837	177,436
		5,717,474
Telecommunications — 3.6%
Arista Networks, Inc.*	3,066	509,998
Cisco Systems, Inc.	29,713	1,475,845
		1,985,843
Transportation — 0.9%
CSX Corp.	8,986	275,600
Union Pacific Corp.	1,182	227,559
		503,159
TOTAL COMMON STOCKS
(Cost $53,858,580)		54,684,208
SHORT-TERM INVESTMENTS - 1.7%
U.S. Bank Money Market Deposit Account, 5.00% (a)	955,887	955,887
TOTAL SHORT-TERM INVESTMENTS
(Cost $955,887)		955,887
TOTAL INVESTMENTS - 99.9%
(Cost $54,814,467)		55,640,095
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		30,537
NET ASSETS - 100.0%		$55,670,632

*	Non-income producing security.
(a)	The rate shown is as of May 31, 2023.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

SGI U.S. LARGE CAP CORE ETF
NOTES TO THE PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI U.S. LARGE CAP CORE ETF
Common Stocks	$54,684,208	$54,684,208	$-	$-
Short-Term Investments	955,887	955,887	-	-
Total Investments*	$55,640,095	$55,640,095	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only if the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers in and out of each level is disclosed when the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.